SCHEDULE OF BALANCE SHEET RELATED TO LEASES (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023	May 31, 2023	Oct. 31, 2022
Leases [Abstract]
Operating	$ 409,900	$ 476,241	$ 271,396	$ 277,381
Finance	15,500	33,294		74,324
Total Lease Assets	425,400	509,535		351,705
Operating	124,771	130,150		50,055
Finance	35,269	61,832		62,979
Operating	285,129	346,091		227,326
Finance	10,322	17,123		78,955
Total Lease Liabilities	$ 455,491	$ 555,196		$ 419,315